Waddell & Reed Advisors Dividend Opportunities Fund
Waddell & Reed Advisors Dividend Opportunities Fund
Objective
To seek to provide total return.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Waddell & Reed Advisors Funds, InvestEd Portfolios and, for clients of Waddell & Reed, Inc. or Legend Equities Corporation, Ivy Funds. More information about these and other discounts is available from your financial professional and in the "Sales Charge Reductions" section on page 77 of the Fund's prospectus and in the "Purchase, Redemption and Pricing of Shares" section on page 85 of the Fund's statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Waddell & Reed Advisors Dividend Opportunities Fund		Class A		Class B		Class C		Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		5.75%		none		none		none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)		none	[1]	5.00%	[1]	1.00%	[1]	none
Redemption Fee/Exchange Fee (as a % of amount redeemed or exchanged)	[2]	2.00%		2.00%		2.00%		2.00%
[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is imposed on purchases of $1 million or more at net asset value (NAV) of Class A shares that are redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[2]	within fewer than five days

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - Waddell & Reed Advisors Dividend Opportunities Fund	Class A	Class B	Class C	Class Y
Management Fees	0.70%	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	none
Other Expenses	0.35%	0.68%	0.52%	0.22%
Total Annual Fund Operating Expenses	1.30%	2.38%	2.22%	0.92%

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Waddell & Reed Advisors Dividend Opportunities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	700	963	1,247	2,053
Class B	641	1,042	1,370	2,447
Class C	225	694	1,190	2,554
Class Y	94	293	509	1,131

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Waddell & Reed Advisors Dividend Opportunities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	700	963	1,247	2,053
Class B	241	742	1,270	2,447
Class C	225	694	1,190	2,554
Class Y	94	293	509	1,131

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 40% of the average value of its portfolio.

Principal Investment Strategies

Waddell & Reed Advisors Dividend Opportunities Fund seeks to achieve its objective by investing primarily in large cap companies that are often market leaders in their industry, with established operating records that Waddell & Reed Investment Management Company (WRIMCO), the Fund's investment manager, believes are high-quality companies that may accelerate or grow their dividend payout ratio and that also demonstrate favorable prospects for total return. Under normal market conditions, the Fund invests at least 80% of its net assets in dividend-paying equity securities. For this purpose, such securities consist primarily of dividend-paying common stocks. Although the Fund invests primarily in large cap companies (typically, companies with capitalizations of at least $10 billion), it may invest in companies of any size.

The Fund primarily focuses on companies that have one or more of the following characteristics: high dividend yields that are, in the opinion of WRIMCO, relatively safe; above-average market yield that WRIMCO expects will continue to maintain and/or grow dividends; small dividends that WRIMCO expects could grow over the next few years; and no dividends but WRIMCO expects the company to initiate payment of dividends. WRIMCO also considers other factors, which may include the company's: established operating history; competitive dividend yields; growth and profitability opportunities; history of improving sales and profits; status as a market leader in its industry; and stock price value.

Many U.S. companies have diverse operations, with products or services in foreign markets. Therefore, the Fund will have an indirect exposure to foreign markets through investments in these companies.

Generally, in determining whether to sell a security, WRIMCO considers many factors, including: changes in economic or market factors in general or with respect to a particular industry, changes in the market trends or other factors affecting an individual security, and changes in the relative market performance or appreciation possibilities offered by individual securities. WRIMCO also may sell a security to reduce the Fund's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Fund's shares will change, and you could lose money on your investment. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

■	Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.

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Foreign Market Risk. The securities of many companies may have significant exposure to foreign markets as a result of the company's products or services in foreign markets so that its domicile and/or the markets in which its securities trade may not be reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company's products or services are sold.

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Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

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Large Company Risk. Large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

■	Management Risk. Fund performance is primarily dependent on WRIMCO's skill in evaluating and managing the Fund's portfolio, and the Fund may not perform as well as other similar mutual funds.

■

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund's holdings to fall as part of a broad market decline. Recent events in the financial sector and in the economy have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.

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Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Performance

The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of an index and a Lipper peer group (a universe of funds with similar investment objectives). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.waddell.com or call 888.WADDELL for the Fund's updated performance.

In the period shown in the chart, the highest quarterly return was 13.97% (the second quarter of 2009) and the lowest quarterly return was -22.08% (the fourth quarter of 2008). The Class A return for the year through September 30, 2011 was -17.11%.

Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns - Waddell & Reed Advisors Dividend Opportunities Fund	1 Year	5 Years	Life of Class	Inception Date
Class A	9.77%	2.09%	6.04%	Jul. 01, 2003
Class A Return After Taxes on Distributions	9.56%	1.84%	5.82%
Class A Return After Taxes on Distributions and Sale of Fund Shares	6.66%	1.82%	5.29%
Class B	11.19%	2.10%	5.86%	Jul. 01, 2003
Class C	15.40%	2.39%	5.96%	Jul. 01, 2003
Class Y	17.02%	3.69%	7.29%	Jul. 01, 2003
Russell 1000 Index (reflects no deduction for fees, expenses or taxes) (Index comparison begins on June 30, 2003.)	16.10%	2.59%	6.07%
Lipper Equity Income Funds Universe Average (net of fees and expenses) (Index comparison begins on June 30, 2003.)	15.03%	3.08%	6.42%